Goodwill and intangible assets with indefinite useful lives - narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		€ 34,000,000
Transfers to Assets held for sale		11,000,000
Impairment charges, goodwill and intangible assets with indefinite lives	€ 0	0	€ 0
Acquisitions through business combinations, intangible assets and goodwill		34,000,000
FCA US LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 10,078,000,000	11,008,000,000
Name of acquiree	FCA US
Acquisitions through business combinations, intangible assets and goodwill	€ 10,078,000,000	11,008,000,000
Vari-Form Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	32,000,000	€ 34,000,000
Name of acquiree		Vari-Form
Acquisitions through business combinations, intangible assets and goodwill	€ 32,000,000	€ 34,000,000